Unaudited Interim Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,160,441	$ 14,563,517
Restricted cash	17,348,000	18,865,000
Trade receivables, net	2,341,819	851,157
Other receivables	559,194	827,330
Prepaid expenses	614,039	603,106
Due from related parties	1,713,643	923,695
Inventories	1,059,646	823,759
Other assets	2,352,242	0
Loan to affiliate	15,000,000	0
Marketable securities	414,235	0
Total current assets	44,563,259	37,457,564
Fixed assets
Vessels, net	302,415,085	268,608,363
Advances for vessel acquisitions and vessels under construction	49,038,734	63,450,706
Other fixed assets, net	519,259	510,042
Total fixed assets, net	351,973,078	332,569,111
Investment in equity affiliate	20,453,125	38,805,802
Loan to affiliate	0	15,000,000
Other assets	0	2,106,460
Restricted cash	0	6,135,000
Total Assets	416,989,462	432,073,937
Current liabilities
Trade accounts payable	1,933,677	2,359,131
Accrued expenses	1,792,011	2,227,143
Due to related parties	532,281	0
Interest rate swaps	3,330,121	2,630,574
Deferred income	557,740	1,080,997
Current portion of long-term debt	203,882,125	32,189,000
Total current liabilities	212,027,955	40,486,845
Long-term liabilities
Long-term debt	0	169,096,000
Interest rate swaps	0	1,266,945
Total long-term liabilities	0	170,362,945
Total Liabilities	212,027,955	210,849,790
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 6,089,826 and 6,099,442 issued and outstanding at December 31, 2011 and September 30, 2012, respectively	6,099	6,090
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	449,999,757	447,618,572
Accumulated other comprehensive loss	(758,024)	0
Accumulated deficit	(244,286,325)	(226,400,515)
Total Shareholders' Equity	204,961,507	221,224,147
Total Liabilities and Shareholders' Equity	$ 416,989,462	$ 432,073,937